OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Schedule of financial instruments with off-balance sheet risk
	2014	2013

Unused lines of credit	$88,740,793	$85,654,871
Commitments to make loans	6,177,898	3,481,833
Letters of credit	441,376	554,000